UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 54.5%
Consumer Discretionary - 5.6%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$75,000	$82,500
Ameristar Casinos, Inc.
7.500%, 04/15/2021	75,000	80,999
AutoZone, Inc.
3.125%, 07/15/2023	100,000	96,807
Belo Corp.
7.250%, 09/15/2027	75,000	81,000
Bon-Ton Department Stores
8.000%, 06/15/2021	75,000	71,813
Brunswick Corp.
7.375%, 09/01/2023	44,000	47,850
Caesars Growth Properties
9.375%, 05/01/2022 (a)	75,000	76,266
CBS Outdoor Americas Capital
5.625%, 02/15/2024 (a)	75,000	77,625
CCO Holdings LLC
6.625%, 01/31/2022	75,000	80,906
Comcast Corp.
4.750%, 03/01/2044	150,000	159,293
DIRECTV Holdings LLC
4.450%, 04/01/2024	50,000	53,121
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	149,780
Greektown Holdings LLC
8.875%, 03/15/2019 (a)	75,000	76,875
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	251,747
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	75,000	74,438
Hillman Group, Inc.
6.375%, 07/15/2022 (a)	75,000	75,375
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	75,000	80,438
KB Home
7.250%, 06/15/2018	75,000	84,750
Lamar Media Corp.
5.000%, 05/01/2023	75,000	75,844
LIN Television Corp.
6.375%, 01/15/2021	75,000	79,313
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	144,254
McGraw-Hill Global Education
9.750%, 04/01/2021	40,000	46,100
MGM Resorts International
6.625%, 12/15/2021	75,000	83,530
Numericable Group SA
4.875%, 05/15/2019 (a)	75,000	77,063
Pulte Group, Inc.
6.375%, 05/15/2033	75,000	75,750

Quebecor Media, Inc.
5.750%, 01/15/2023	75,000	77,438
Ruby Tuesday, Inc.
7.625%, 05/15/2020	75,000	75,375
Scientific Games Corp.
8.125%, 09/15/2018	15,000	15,788
Scientific Games International, Inc.
6.250%, 09/01/2020	75,000	74,250
Service Corp. International
7.500%, 04/01/2027	70,000	77,700
Time, Inc.
5.750%, 04/15/2022 (a)	75,000	75,938
Toys R Us, Inc.
7.375%, 10/15/2018	39,000	29,543
Viacom, Inc.
4.375%, 03/15/2043	150,000	139,788
Walt Disney Co.
1.100%, 12/01/2017	200,000	199,222
Whirlpool Corp.
2.400%, 03/01/2019	100,000	100,747
		3,149,226
Consumer Staples - 4.2%
Alliance One International, Inc.
9.875%, 07/15/2021	75,000	76,875
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	156,506
Cencosud
4.875%, 01/20/2023 (a)	250,000	254,014
Central Garden & Pet Co.
8.250%, 03/01/2018	75,000	78,188
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	100,400
Cott Beverages, Inc.
5.375%, 07/01/2022 (a)	75,000	75,281
Diageo Capital
4.828%, 07/15/2020	100,000	112,880
Diamond Foods, Inc.
7.000%, 03/15/2019 (a)	75,000	78,750
Dr. Pepper Snapple Group, Inc.
2.000%, 01/15/2020	175,000	171,838
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	196,953
Harbinger Group, Inc.
7.750%, 01/15/2022	80,000	82,300
Hearthside Group Holdings
6.500%, 05/01/2022 (a)	75,000	75,188
HJ Heinz Co.
6.375%, 07/15/2028	75,000	81,187
Land O' Lakes Capital Trust I
7.450%, 03/15/2028 (a)	40,000	40,500
Pepsico, Inc.
0.700%, 02/26/2016	100,000	100,280
Pilgrim's Pride Corp.
7.875%, 12/15/2018	75,000	79,785
Post Holdings, Inc.
7.375%, 02/15/2022	74,000	80,198
Sysco Corp.
2.600%, 06/12/2022	200,000	194,368

TreeHouse Foods, Inc.
4.875%, 03/15/2022	75,000	77,250
Unilever Capital Corp.
0.450%, 07/30/2015	100,000	100,237
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	100,032
		2,313,010
Energy - 5.4%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	125,000	91,563
Arch Coal, Inc.
8.000%, 01/15/2019 (a)	75,000	74,438
Cameron International Corp.
1.150%, 12/15/2016	235,000	235,173
CGG SA
6.500%, 06/01/2021	80,000	79,800
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	75,000	81,000
CNOOC Finance 2014
4.875%, 04/30/2044	200,000	202,839
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	123,901
Energy Partners Ltd.
8.250%, 02/15/2018	75,000	80,625
Forest Oil Corp.
7.250%, 06/15/2019	75,000	74,625
Halcon Resources Corp.
8.875%, 05/15/2021	75,000	81,000
Linn Energy Finance Corp.
7.750%, 02/01/2021	75,000	81,281
Marathon Oil Corp.
2.800%, 11/01/2022	100,000	97,372
Memorial Resource Development Corp.
5.875%, 07/01/2022 (a)	80,000	81,000
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	75,000	78,375
Peabody Energy Corp.
7.875%, 11/01/2026	75,000	78,938
Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	157,084
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	146,850
6.375%, 01/23/2045 (a)	150,000	174,562
Plains Exploration & Production Co.
6.875%, 02/15/2023	75,000	88,125
Rice Energy, Inc.
6.250%, 05/01/2022 (a)	75,000	76,969
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	75,000	79,688
Statoil
2.900%, 10/15/2014	200,000	201,504
2.450%, 01/17/2023	150,000	144,253
Stone Energy Corp.
7.500%, 11/15/2022	75,000	83,063
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	140,000	147,861
Swift Energy Co.
8.875%, 01/15/2020	50,000	53,500

Talisman Energy, Inc.
5.750%, 05/15/2035	100,000	105,182
United Refining Co.
10.500%, 02/28/2018	27,000	29,633
		3,030,204
Financials - 20.0%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	210,975
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	267,459
Aircastle Ltd.
6.750%, 04/15/2017	75,000	83,625
American Campus Communities
4.125%, 07/01/2024	200,000	203,119
American Express Co.
1.550%, 05/22/2018	200,000	199,551
American Express Credit
1.125%, 06/05/2017	200,000	199,933
American Tower Corp.
3.400%, 02/15/2019	100,000	104,727
AmeriGas Finance
7.000%, 05/20/2022	75,000	83,438
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	250,529
Bank of America Corp.
1.500%, 10/09/2015	100,000	100,953
2.000%, 01/11/2018	100,000	100,731
5.625%, 07/01/2020	100,000	115,192
4.000%, 04/01/2024	100,000	102,258
Bank of Montreal
0.800%, 11/06/2015	150,000	150,865
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	150,523
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,768
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	201,179
BioMed Realty LP
3.850%, 04/15/2016	180,000	188,400
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	200,615
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	100,000	111,444
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,751
Citigroup, Inc.
1.350%, 03/10/2017	200,000	200,017
4.500%, 01/14/2022	100,000	108,875
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	200,195
Covidien International Finance
2.950%, 06/15/2023	100,000	97,526
Credit Suisse New York
1.375%, 05/26/2017	250,000	250,981
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	151,365
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	190,823

EPR Properties
5.750%, 08/15/2022	75,000	81,614
Export-Import Bank of Korea
5.875%, 01/14/2015	100,000	102,779
1.250%, 11/20/2015	100,000	100,641
Fifth Third Bank
1.450%, 02/28/2018	200,000	199,505
Fondo Mivivienda
3.375%, 04/02/2019 (a)	150,000	151,874
Ford Motor Credit Co. LLC
2.500%, 01/15/2016	125,000	128,219
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	151,053
5.875%, 01/14/2038	100,000	121,738
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	224,922
HCP, Inc.
2.625%, 02/01/2020	225,000	225,394
Huntington National Bank
2.200%, 04/01/2019	250,000	250,607
Hyundai Capital America
1.625%, 10/02/2015 (a)	150,000	151,404
ING Bank
3.000%, 09/01/2015 (a)	200,000	205,132
3.750%, 03/07/2017 (a)	150,000	159,653
Invesco Finance
3.125%, 11/30/2022	150,000	149,053
iStar Financial, Inc.
5.000%, 07/01/2019	75,000	75,375
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	100,448
3.250%, 09/23/2022	100,000	100,637
Kimco Realty Corp.
3.125%, 06/01/2023	200,000	192,794
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	80,813
Lloyds Bank
2.300%, 11/27/2018	200,000	203,275
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	198,793
Morgan Stanley
1.750%, 02/25/2016	125,000	126,827
5.500%, 07/24/2020	200,000	230,256
National Money Mart Co.
10.375%, 12/15/2016	75,000	79,219
Nationstar Mortgage
6.500%, 08/01/2018	75,000	77,625
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	100,000	102,282
New York Life Global Funding
1.125%, 03/01/2017 (a)	200,000	200,488
2.150%, 06/18/2019 (a)	200,000	201,271
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	101,345
PACCAR Financial Corp.
Series MTN
1.150%, 08/16/2016	100,000	100,799

People's United Financial, Inc.
3.650%, 12/06/2022	150,000	150,624
PNC Bank
0.800%, 01/28/2016	200,000	200,653
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	170,410
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	146,963
Royal Bank of Canada
1.150%, 03/13/2015	200,000	201,245
Schaeffler Finance
4.250%, 05/15/2021 (a)	75,000	75,188
SLM Corp.
5.000%, 06/15/2018	75,000	75,375
6.200%, 03/15/2019	29,000	29,021
Societe Generale
2.750%, 10/12/2017	150,000	155,573
Springleaf Finance Corp.
6.000%, 10/15/2014	55,000	55,382
6.000%, 12/15/2014	72,000	72,015
6.900%, 12/15/2017	42,000	46,725
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	196,427
Synovus Financial Corp.
5.125%, 06/15/2017	75,000	78,563
Toyota Motor Credit Corp.
1.250%, 10/05/2017	150,000	150,016
2.000%, 10/24/2018	100,000	101,222
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	199,830
		11,206,884
Health Care - 3.4%
AbbVie, Inc.
1.200%, 11/06/2015	175,000	176,240
Actavis Funding Services
4.850%, 06/15/2044 (a)	150,000	152,012
Aetna, Inc.
2.750%, 11/15/2022	200,000	193,563
Agilent Technologies, Inc.
3.200%, 10/01/2022	100,000	97,228
Allergan, Inc.
1.350%, 03/15/2018	100,000	96,613
Biomet, Inc.
6.500%, 10/01/2020	75,000	80,438
CareFusion Corp.
3.875%, 05/15/2024	200,000	202,472
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	96,327
Dignity Health
4.500%, 11/01/2042	150,000	138,593
Eli Lilly & Co.
1.950%, 03/15/2019	150,000	151,112
HCA, Inc.
5.875%, 05/01/2023	75,000	78,656
JLL/Delta Dutch Newco
7.500%, 02/01/2022 (a)	75,000	77,906
Medtronic, Inc.
3.625%, 03/15/2024	150,000	154,161

Tenet Healthcare Corp.
4.750%, 06/01/2020	75,000	77,063
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/2015	100,000	102,463
		1,874,847
Industrials - 4.2%
ADT Corp.
4.125%, 06/15/2023	100,000	92,500
Bombardier, Inc.
6.125%, 01/15/2023 (a)	75,000	77,625
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	141,931
Carlson Travel Holdings, Inc.
7.500%, 08/15/2019 (a)	75,000	76,688
Caterpillar, Inc.
4.300%, 05/15/2044	150,000	150,998
Colt Defense, LLC
8.750%, 11/15/2017	80,000	66,000
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	51,817
Eaton Corp.
4.000%, 11/02/2032	150,000	150,581
General Dynamics Corp.
1.000%, 11/15/2017	200,000	198,477
Gol Finance
7.500%, 04/03/2017	52,000	54,340
Griffon Corp.
5.250%, 03/01/2022	75,000	74,813
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	202,293
Illinois Tool Works, Inc.
1.950%, 03/01/2019	150,000	150,334
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	153,691
Rexel
5.250%, 06/15/2020 (a)	75,000	78,375
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	146,789
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	225,000	220,238
Teekay Offshore Partners
6.000%, 07/30/2019	75,000	75,563
Titan International, Inc.
6.875%, 10/01/2020	24,000	24,480
Tyco Electronics Group
1.600%, 02/03/2015	100,000	100,686
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (a)	75,000	79,875
		2,368,094
Information Technology - 2.4%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	50,000	54,188
Amkor Technology, Inc.
6.375%, 10/01/2022	75,000	80,250
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	103,480
Baidu, Inc.
2.250%, 11/28/2017	200,000	202,748

BMC Software, Inc.
7.250%, 06/01/2018	75,000	78,750
Dell, Inc.
5.650%, 04/15/2018	75,000	80,644
Fiserv, Inc.
3.500%, 10/01/2022	200,000	201,514
Intel Corp.
1.350%, 12/15/2017	150,000	150,168
Iron Mountain, Inc.
5.750%, 08/15/2024	75,000	77,625
Oracle Corp.
2.250%, 10/08/2019	200,000	199,776
2.500%, 10/15/2022	100,000	95,848
		1,324,991
Materials - 4.0%
Agrium, Inc.
3.150%, 10/01/2022	115,000	112,936
Airgas, Inc.
3.250%, 10/01/2015	200,000	206,234
AK Steel Corp.
7.625%, 05/15/2020	75,000	77,625
Aleris International, Inc.
7.875%, 11/01/2020	75,000	78,375
ArcelorMittal
10.350%, 06/01/2019	75,000	96,375
6.750%, 02/25/2022	100,000	112,500
Ashland, Inc.
3.875%, 04/15/2018	75,000	77,531
Cascades, Inc.
7.875%, 01/15/2020	56,000	59,780
Codelco
4.500%, 08/13/2023 (a)	150,000	159,750
Constellium NV
5.750%, 05/15/2024 (a)	75,000	78,844
Dow Chemical Co.
3.000%, 11/15/2022	150,000	147,799
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	75,000	79,875
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	76,125
Orion Engineered Carbons Finance
9.250%, 08/01/2019 (a)	75,000	78,413
PPG Industries, Inc.
1.900%, 01/15/2016	200,000	203,415
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	76,125
Signode Industrial Group
6.375%, 05/01/2022 (a)	75,000	76,125
Southern Copper Corp.
5.250%, 11/08/2042	200,000	184,870
SunCoke Energy Partners
7.375%, 02/01/2020 (a)	75,000	80,438
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	94,886
United States Steel Corp.
7.500%, 03/15/2022	75,000	82,313
		2,240,334

Telecommunication Services - 2.8%
America Movil
4.375%, 07/16/2042	150,000	142,424
AT&T, Inc.
2.625%, 12/01/2022	200,000	191,990
4.800%, 06/15/2044	150,000	153,741
Cincinnati Bell, Inc.
8.375%, 10/15/2020	75,000	82,594
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	81,188
Level 3 Financing, Inc.
8.125%, 07/01/2019	75,000	82,219
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	75,000	78,848
SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	151,236
Sprint Nextel Corp.
6.000%, 11/15/2022	75,000	76,875
Telefonica Emisiones
5.134%, 04/27/2020	200,000	223,592
Verizon Communications
6.400%, 09/15/2033	75,000	92,143
3.850%, 11/01/2042	150,000	132,611
Windstream Corp.
7.750%, 10/15/2020	75,000	81,656
		1,571,117
Utilities - 2.5%
Ameren Energy Generating Co.
7.000%, 04/15/2018	25,000	24,875
American Electric Power Co., Inc.
2.950%, 12/15/2022	150,000	146,035
Dominion Resources, Inc.
1.950%, 08/15/2016	75,000	76,722
Electricite de France
2.150%, 01/22/2019 (a)	200,000	201,346
Florida Power Corp.
5.900%, 03/01/2033	100,000	120,313
GDF Suez
2.875%, 10/10/2022 (a)	125,000	124,032
Georgia Power Co.
0.625%, 11/15/2015	250,000	250,156
NextEra Energy Capital Holdings, Inc.
2.700%, 09/15/2019	125,000	127,654
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	83,531
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	175,119
PPL Energy Supply LLC
4.600%, 12/15/2021	75,000	74,806
		1,404,589
Total Corporate Bonds
(Cost $30,145,640)		30,483,296

MUNICIPAL BONDS - 13.3%
Banning, California Financing Authority
5.000%, 06/01/2022	125,000	128,989

Chicago, Illinois Midway Airport Revenue
Series A
5.100%, 01/01/2031	115,000	115,121
Chicago, Illinois O'Hare International Airport Revenue
Series 2003, C-2
5.250%, 01/01/2030	335,000	336,015
5.250%, 01/01/2034	1,000,000	1,002,849
Detroit, Michigan Sewage Disposal System Revenue
4.500%, 07/01/2027	165,000	162,132
Detroit, Michigan Water Supply System Revenue
Series B
4.750%, 07/01/2034	205,000	202,911
5.500%, 07/01/2035	180,000	184,268
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	70,000	70,165
Jefferson County, Kentucky Health Systems Revenue
5.200%, 10/01/2028	75,000	75,074
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025	135,000	135,101
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	350,000	354,123
Minneapolis, Minnesota Health Care Systems Revenue
Series B
5.000%, 05/15/2021	50,000	50,119
New York Metropolitan Transportation Authority
Series B
5.000%, 11/15/2023	150,000	178,653
Series C
5.000%, 11/15/2023	500,000	595,509
New York State Dormitory Authority Revenue
5.000%, 07/01/2027	300,000	300,000
New York State Energy Research & Development Authority
Series A
5.150%, 11/01/2025	125,000	126,679
Niagara, New York Frontier Transportation Authority
Series A
5.625%, 04/01/2029	190,000	190,103
Ohio State Water Development Authority Revenue
Series B
2.200%, 06/01/2033	250,000	253,283
Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	100,000	109,200
Pennsylvania State Public School Building Authority
Series B-2
5.000%, 12/01/2025	320,000	368,205
Puerto Rico Electric Power Authority
Series A
6.750%, 07/01/2036	150,000	69,375
Puerto Rico Sales Tax Financing Corp.
Series A
4.375%, 08/01/2020	175,000	162,372
4.750%, 08/01/2020	200,000	189,362

Rhode Island Housing & Mortgage Finance Corp.
Series A-1
4.600%, 10/01/2027	325,000	326,115
Series B-1A
5.500%, 10/01/2049	500,000	525,920
Taft, California Public Financing Authority Revenue
6.050%, 01/01/2017	150,000	150,603
Tallahassee, Florida Health Facilities Revenue
6.375%, 12/01/2030	100,000	100,563
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	340,000	368,965
Virginia Housing Development Authority Revenue
Series A
5.100%, 10/01/2035	190,000	197,733
Wisconsin State Health & Educational Facilities Authority
Series B
5.125%, 08/15/2030	150,000	155,189
Yuma, Arizona Industrial Development Authority
Series A
5.000%, 08/01/2027	250,000	280,705
Total Municipal Bonds
(Cost $7,443,416)		7,465,401

U.S. GOVERNMENT & AGENCY SECURITIES - 8.1%
Federal Home Loan Mortgage Association
Series K-712, Class X1
1.508%, 11/25/2019 ^ (b)	1,239,426	76,136
Series 293, Class IO
4.000%, 11/15/2032 (b)	1,809,586	368,775
Series 3293, Class MP
5.500%, 03/15/2037	241,447	270,117
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	349,001	377,539
5.000%, 01/01/2024, #C90779	247,466	273,896
3.000%, 10/01/2032, #D99625	229,545	234,124
Federal National Mortgage Association
Series 2013-M3, Class X1
4.213%, 02/25/2016 ^ (b)	848,557	35,429
Series 2013-M4, Class X1
4.084%, 02/25/2018 ^ (b)	374,908	43,294
Series 2012-M8, Class X1
2.323%, 12/25/2019 ^ (b)	1,490,768	113,201
Series 2012-M3, Class X1
0.452%, 01/25/2022 ^ (b)	3,382,675	68,389
Series 2012-M2, Class X
0.906%, 02/25/2022 ^ (b)	1,562,472	72,137
Series 2012-34, Class PC
5.500%, 01/25/2032	130,427	143,453
Series 2012-90, Class DA
1.500%, 03/25/2042	165,939	158,299
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	291,777	319,861
5.170%, 06/01/2028, #468516	241,038	261,315
6.500%, 12/01/2036, #888112	105,641	120,969
5.500%, 05/01/2037, #916933	120,523	136,074
4.500%, 04/01/2041, #AL0215	122,762	133,257

Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	368,226
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	1,964,559	220,541
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	154,051
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	152,565
Series 2010-132, Class AD
3.147%, 05/16/2040	27,401	27,536
Series 2012-109, Class AB
1.388%, 09/16/2044	96,470	94,779
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	256,604	282,800
Total U.S. Government & Agency Securities
(Cost $4,437,411)		4,506,763

MORTGAGE BACKED SECURITIES - 6.7%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.349%, 09/10/2047 ^	95,000	100,528
Series 2007-4, Class AM
6.015%, 02/10/2051 ^	256,000	286,903
Series 2008-1, Class AM
6.461%, 02/10/2051 ^	250,000	284,776
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040	150,000	158,454
Series 2006-PW13, Class AM
5.582%, 09/11/2041	102,000	110,866
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.401%, 07/15/2044 ^	80,000	83,939
Credit Suisse Mortgage Trust
Series 2006-C1, Class AJ
5.643%, 02/15/2039 ^	300,000	318,590
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	106,560	110,311
Series 2005-C1, Class AJ
5.075%, 02/18/2038	125,000	127,690
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	162,761
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	601,828
Series 2007-GG10, Class A4
5.997%, 08/10/2045 ^	272,415	301,978
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042	140,000	146,259
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.831%, 06/11/2042 ^	150,000	167,711
Morgan Stanley Mortgage Trust
Series 35
0.778%, 05/20/2021 ^	76,486	76,642

Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	214,594	220,065
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.564%, 08/15/2039 ^	160,000	169,711
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042	120,000	125,288
Series 2005-C21, Class AM
5.414%, 10/17/2044 ^	173,000	182,333
Total Mortgage Backed Securities
(Cost $3,764,228)		3,736,633

EXCHANGE TRADED FUNDS - 5.0%	Shares
iShares Barclays 1-3 Year Credit Bond Fund	1,897	200,475
iShares Barclays CMBS Bond Fund	12,571	650,046
iShares iBoxx $ High Yield Corporate Bond Fund	4,177	397,650
iShares iBoxx Investment Grade Corporate Bond Fund	5,949	709,479
iShares MBS Bond Fund	5,320	575,730
iShares National AMT-Free Muni Bond Fund	1,241	134,835
SPDR Nuveen Barclays Short Term Municipal Bond Fund	5,070	123,353
Total Exchange Traded Funds
(Cost $2,779,099)		2,791,568

U.S. TREASURY SECURITIES - 3.4%	Par
U.S. Treasury Bond
2.875%, 05/15/2043	$1,000,000	914,062
U.S. Treasury Notes
2.250%, 01/31/2015	500,000	506,367
1.750%, 07/31/2015	500,000	508,672
Total U.S. Treasury Securities
(Cost $1,913,758)		1,929,101

SHORT-TERM INVESTMENT - 4.1%
First American Government Obligations Fund - Class Z, 0.01% (c)
Total Short-Term Investment
(Cost $2,288,367)	2,288,367	2,288,367

Total Investments - 95.1%
(Cost $52,771,919)		53,201,129
Other Assets and Liabilities - 4.9%		2,756,751
Net Assets - 100.0%		$55,957,880

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of June 30, 2014 the market value of these investments were $6,013,287, or 10.7% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2014.
(b)	Interest only security.
(c)	The rate shown is the annualized seven-day effective yield as of June 30, 2014.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$30,483,296	$-	$30,483,296
Municipal Bonds	-	7,465,401	-	7,465,401
U.S. Government & Agency Securities	-	4,506,763	-	4,506,763
Mortgage-Backed Securities	-	3,736,633	-	3,736,633
Exchange-Traded Funds	2,791,568	-	-	2,791,568
U.S. Treasury Securities	-	1,929,101	-	1,929,101
Short-Term Investment	2,288,367		-	2,288,367
Total Investments	$5,079,935	$48,121,194	$-	$53,201,129

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Consumer Discretionary - 7.9%
Advance Auto Parts, Inc.	2,900	$391,268
AutoZone, Inc. *	1,100	589,864
Delphi Automotive	1,500	103,110
General Motors Co.	3,500	127,050
Johnson Controls, Inc.	13,400	669,062
Macy's, Inc.	9,100	527,982
TRW Automotive Holdings Corp. *	1,300	116,376
Twenty First Century Fox, Inc. - Class A	18,200	639,730
		3,164,442
Consumer Staples - 18.2%
Altria Group, Inc.	25,800	1,082,052
Archer-Daniels-Midland Co.	2,000	88,220
Bunge Ltd.	7,100	537,044
Coca-Cola Enterprises, Inc.	9,300	444,354
CVS Caremark Corp.	16,500	1,243,605
Kroger Co.	21,900	1,082,517
Lorillard, Inc.	8,900	542,633
Sysco Corp.	15,100	565,495
Tyson Foods, Inc. - Class A	9,900	371,646
Walgreen Co.	14,100	1,045,233
Wal-Mart Stores, Inc.	4,100	307,787
		7,310,586
Energy - 5.8%
EOG Resources, Inc.	6,500	759,590
Exxon Mobil Corp.	1,600	161,088
Marathon Petroleum Corp.	4,300	335,701
Phillips 66	12,200	981,246
Tesoro Corp.	1,600	93,872
		2,331,497
Financials - 13.6%
Bank of America Corp.	65,900	1,012,883
Charles Schwab Corp.	17,000	457,810
Citigroup, Inc.	15,300	720,630
KeyCorp	68,400	980,172
Lincoln National Corp.	2,700	138,888
MetLife, Inc.	19,100	1,061,196
Regions Financial Corp.	21,400	227,268
T. Rowe Price Group, Inc.	5,300	447,373
Wells Fargo & Co.	8,300	436,248
		5,482,468
Health Care - 9.6%
AmerisourceBergen Corp.	1,400	101,724
Cardinal Health, Inc.	13,700	939,272
Cigna Corp.	1,300	119,561
Express Scripts Holding Co. *	10,900	755,697
HCA Holdings, Inc. *	1,700	95,846
McKesson Corp.	6,000	1,117,260
WellPoint, Inc.	6,900	742,509
		3,871,869

Industrials - 12.1%
Boeing Co.	8,000	1,017,840
Eaton Corp.	6,800	524,824
FedEx Corp.	1,800	272,484
General Dynamics Corp.	7,100	827,505
General Electric Co.	53,000	1,392,840
Honeywell International, Inc.	4,800	446,160
Lockheed Martin Corp.	1,000	160,730
Raytheon Co.	1,000	92,250
Southwest Airlines Co.	5,700	153,102
		4,887,735
Information Technology - 16.8%
Apple, Inc.	3,400	315,962
Applied Materials, Inc.	11,800	266,090
Automatic Data Processing, Inc.	3,400	269,552
Cisco Systems, Inc.	37,700	936,845
Corning, Inc.	15,600	342,420
EMC Corp.	19,200	505,728
Facebook, Inc. - Class A *	2,800	188,412
Hewlett-Packard Co.	26,200	882,416
Intel Corp.	21,000	648,900
Lam Research Corp.	6,500	439,270
Microsoft Corp.	12,800	533,760
Oracle Corp.	15,000	607,950
Symantec Corp.	15,400	352,660
Western Digital Corp.	1,900	175,370
Xerox Corp.	22,600	281,144
		6,746,479
Materials - 3.7%
Dow Chemical Co.	15,100	777,046
Eastman Chemical Co.	1,000	87,350
Freeport-McMoRan, Inc.	4,200	153,300
LyondellBasell Industries - Class A	3,900	380,835
Nucor Corp.	1,600	78,800
		1,477,331
Telecommunication Services - 3.9%
AT&T, Inc.	24,000	848,640
Verizon Communications, Inc.	14,800	724,164
		1,572,804
Utilities - 4.3%
DTE Energy Co.	2,200	171,314
Entergy Corp.	5,300	435,077
FirstEnergy Corp.	7,100	246,512
PG&E Corp.	13,200	633,864
Public Service Enterprise Group, Inc.	5,900	240,661
		1,727,428
TOTAL COMMON STOCKS
(Cost $33,987,556)		38,572,639

SHORT-TERM INVESTMENT - 2.6%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $1,019,610)	1,019,610	1,019,610

Total Investments - 98.5%
(Cost $35,007,166)		39,592,249
Other Assets and Liabilities, Net - 1.5%		617,693
Total Net Assets - 100.0%		$40,209,942

* Non-income producing security.
^ Variable rate security - the rate shown is the annualized seven-day effective yield as of June 30, 2014.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,572,639	$-	$-	$38,572,639
Short-Term Investment	1,019,610		-	1,019,610
Total Investments	$39,592,249	$-	$-	$39,592,249

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Consumer Discretionary - 4.6%
Brunswick Corp.	15,040	$633,635
Target Corp.	17,260	1,000,217
		1,633,852
Consumer Staples - 16.1%
Altria Group, Inc.	15,030	630,358
Clorox Co.	8,210	750,394
Energizer Holdings, Inc.	5,705	696,181
General Mills, Inc.	15,870	833,810
Kimberly-Clark Corp.	7,800	867,516
Kraft Foods Group, Inc.	5,375	322,231
Mondelez International, Inc.	9,235	347,328
PepsiCo, Inc.	3,900	348,426
Philip Morris International, Inc.	10,805	910,970
		5,707,214
Energy - 13.0%
Chevron Corp.	8,900	1,161,896
ConocoPhillips	11,925	1,022,330
Phillips 66	3,990	320,916
Royal Dutch Shell - ADR	12,385	1,020,152
Schlumberger Ltd.	3,775	445,261
Spectra Energy Corp.	15,590	662,263
		4,632,818
Financials - 17.6%
American Express Co.	13,450	1,276,002
Ameriprise Financial, Inc.	8,015	961,800
Bank of America Corp.	22,245	341,906
Berkshire Hathaway, Inc. - Class B *	9,890	1,251,678
Citigroup, Inc.	6,970	328,287
Hartford Financial Services Group, Inc.	9,920	355,235
Plum Creek Timber Co., Inc. - REIT	14,310	645,381
Prudential Financial, Inc.	4,735	420,326
Wells Fargo & Co.	12,470	655,423
		6,236,038
Health Care - 10.3%
Abbott Laboratories	10,000	409,000
AbbVie, Inc.	5,020	283,329
Aetna, Inc.	14,370	1,165,119
Cigna Corp.	12,350	1,135,830
Merck & Co., Inc.	11,280	652,548
		3,645,826

Industrials # - 26.2%
3M Co.	8,630	1,236,161
Caterpillar, Inc.	10,200	1,108,434
Eaton Corp.	14,970	1,155,385
Emerson Electric Co.	6,075	403,137
General Electric Co.	40,340	1,060,135
Honeywell International, Inc.	11,725	1,089,839
Lockheed Martin Corp.	6,415	1,031,083
Norfolk Southern Corp.	3,990	411,090
Textron, Inc.	23,510	900,198
Waste Management, Inc.	20,725	927,029
		9,322,491
Materials - 1.8%
Dow Chemical Co.	12,825	659,975

Utilities - 4.9%
AGL Resources, Inc.	9,890	544,247
Duke Energy Corp.	7,790	577,940
Public Service Enterprise Group, Inc.	14,855	605,935
		1,728,122
TOTAL COMMON STOCKS
(Cost $27,838,379)		33,566,336

SHORT-TERM INVESTMENT - 3.6%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $1,259,574)	1,259,574	1,259,574

Total Investments - 98.1%
(Cost $29,097,953)		34,825,910
Other Assets and Liabilities, Net - 1.9%		684,967
Total Net Assets - 100.0%		$35,510,877

*	Non-income producing security.
#	As of June 30, 2014, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
^	Variable rate security - The rate shown is the annualized seven-day effective yield as of June 30, 2014.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,566,336	$-	$-	$33,566,336
Short-Term Investment	1,259,574		-	1,259,574
Total Investments	$34,825,910	$-	$-	$34,825,910

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Consumer Discretionary - 18.1%
Apollo Group, Inc. - Class A *	58,905	$1,840,781
Cooper Tire & Rubber Co.	58,275	1,748,250
DreamWorks Animation SKG, Inc. - Class A *	73,517	1,710,006
Express, Inc. *	139,149	2,369,708
Gildan Activewear, Inc. - Class A	23,127	1,361,717
John Wiley & Sons, Inc. - Class A	26,126	1,582,974
Men's Wearhouse, Inc.	40,220	2,244,276
Quiksilver, Inc. *	229,584	821,911
Steiner Leisure Ltd. *	33,721	1,459,782
Zumiez, Inc. *	30,097	830,376
		15,969,781
Energy - 9.7%
Dawson Geophysical Co.	120,724	3,458,744
Hallador Energy Co.	159,884	1,517,299
Natural Gas Services Group, Inc. *	60,857	2,011,932
World Fuel Services Corp.	31,984	1,574,572
		8,562,547
Financials - 16.6%
Banco Latinoamericano de Comercio Exterior SA	101,599	3,014,442
EMC Insurance Group, Inc.	39,841	1,226,306
FBL Financial Group, Inc. - Class A	32,512	1,495,552
Genworth MI Canada, Inc.	43,200	1,538,852
Home Capital Group, Inc.	19,440	871,389
Horace Mann Educators Corp.	80,974	2,532,056
Maiden Holdings Ltd.	139,968	1,692,213
Symetra Financial Corp.	76,151	1,731,674
United Fire Group, Inc.	19,658	576,373
		14,678,857
Health Care - 7.8%
Bio-Rad Laboratories, Inc. - Class A *	17,657	2,113,719
Centene Corp. *	39,355	2,975,632
Owens & Minor, Inc.	52,819	1,794,790
		6,884,141
Industrials - 18.7%
Actuant Corp. - Class A	99,851	3,451,848
Brady Corp. - Class A	74,043	2,211,664
Insperity, Inc.	26,897	887,601
Insteel Industries, Inc.	101,464	1,993,768
Kennametal, Inc.	68,099	3,151,622
Lindsay Corp.	15,341	1,295,854
Nordson Corp.	15,478	1,241,181
Tecumseh Products Co. *	85,786	436,651
Tetra Tech, Inc.	29,477	810,618
Thermon Group Holdings, Inc. *	36,759	967,497
		16,448,304

Information Technology - 20.7%
Checkpoint Systems, Inc. *	127,170	1,779,108
Conversant, Inc. *	67,358	1,710,893
Diebold, Inc.	73,875	2,967,559
Littelfuse, Inc.	27,149	2,523,500
Microsemi Corp. *	64,537	1,727,010
MKS Instruments, Inc.	45,339	1,416,390
Rofin-Sinar Technologies, Inc. *	68,041	1,635,706
ScanSource, Inc. *	58,716	2,235,905
SeaChange International, Inc. *	173,773	1,391,922
Zebra Technologies Corp. *	10,572	870,287
		18,258,280
Materials - 1.9%
Intrepid Potash, Inc.	99,344	1,665,005
TOTAL COMMON STOCKS
(Cost $71,609,684)		82,466,915

SHORT-TERM INVESTMENT - 6.4%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $5,679,012)	5,679,012	5,679,012

Total Investments - 99.9%
(Cost $77,288,696)		88,145,927
Other Assets and Liabilities, Net - 0.1%		88,585
Total Net Assets - 100.0%		$88,234,512

* Non-income producing security.
^ Variable rate security - The rate shown is the annualized seven-day effective yield as of June 30, 2014.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,466,915	$-	$-	$82,466,915
Short-Term Investment	5,679,012		-	5,679,012
Total Investments	$88,145,927	$-	$-	$88,145,927

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$52,771,919	$29,097,953

Gross unrealized appreciation	822,474	5,913,462
Gross unrealized depreciation	(393,264)	(185,505)
Net unrealized appreciation	$429,210	$5,727,957

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$35,007,166	$77,288,696

Gross unrealized appreciation	4,973,333	12,059,375
Gross unrealized depreciation	(388,250)	(1,202,144)
Net unrealized appreciation	$4,585,083	$10,857,231

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 14, 2014

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 14, 2014

* Print the name and title of each signing officer under his or her signature.